Consolidated Statements of Profit or Loss - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Operating revenue and other income	₩ 28,547,908	₩ 26,724,473	₩ 26,595,245
Revenue	28,253,193	26,379,644	26,287,201
Other income	294,715	344,829	308,044
Operating expenses	26,019,250	26,084,415	25,166,796
Operating profit	2,528,658	640,058	1,428,449
Finance income	626,582	917,650	486,277
Finance costs	(771,797)	(994,781)	(568,682)
Share of net profits of associates and joint ventures	17,919	8,587	(43,424)
Profit before income tax	2,401,362	571,514	1,302,620
Income tax expense	576,816	164,845	330,438
Profit for the year	1,824,546	406,669	972,182
Profit for the year attributable to:
Owners of the Controlling Company	1,718,814	459,861	993,325
Non-controlling interest	₩ 105,732	₩ (53,192)	₩ (21,143)
Earnings per share attributable to the equity holders of the Controlling Company during the year (in Korean won):
Basic earnings per share (in Korean won per share)	₩ 7,074	₩ 1,870	₩ 3,982
Diluted earnings per share (in Korean won per share)	₩ 7,068	₩ 1,868	₩ 3,977